      As filed with the Securities and Exchange Commission August 25, 2000.
                                                             File No.  333-70153
                                                                       811-04972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

         Pre-Effective Amendment No.                   [ ]
                                     -----
         Post-Effective Amendment No.   6              [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  40                             [X]
                       ----

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
                  immediately upon filing pursuant to paragraph (b) of Rule 485
           -----
             X    on September 1, 2000 pursuant to paragraph (b) of Rule 485
           -----
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
           -----
                  on __________ pursuant to paragraph (a)(1) of Rule 485 this
           -----
                  post-effective amendment designates a new effective date for a
           -----  previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 6, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-70153), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated September 1, 2000 is included in Part A of this Post-Effective Amendment.

                                     PART A

                           HARTFORD LEADERS ACCESS
                           SEPARATE ACCOUNT SEVEN
                       HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The following Sub-Accounts and underlying Funds will be added to the cover page of the prospectus:

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of
  MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust

The Annual Fund Operating Expenses table in the prospectus is replaced with the following:

                            ANNUAL FUND OPERATING EXPENSES
                              AS OF THE FUND'S YEAR END
                           (As a percentage of net assets)

                                                                                                                  TOTAL FUND
                                                   MANAGEMENT          12b-1 DISTRIBUTION      OTHER           OPERATING EXPENSES
                                                      FEES              AND/OR SERVICING      EXPENSES           INCLUDING ANY
                                                  INCLUDING ANY          FEES INCLUDING     INCLUDING ANY        WAIVERS AND ANY
                                                     WAIVERS                WAIVERS         REIMBURSEMENTS       REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                  0.43%                   0.25%             0.01%                 0.69%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                              0.51%                   0.25%             0.02%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                     0.68%                   0.25%             0.03%                 0.96%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund       0.79%                   0.25%             0.03%                 1.07%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                            0.38%                   0.25%             0.01%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                     0.34%                   0.25%             0.01%                 0.60%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                     0.55%                   0.25%             0.05%                 0.85%
-----------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund (1)                     0.89%                   0.25%             0.06%                 1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (2) (3)          0.56%                   0.25%             0.02%                 0.83%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2) (4)            0.55%                   0.25%             0.27%                 1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund
 -- Class 1 (5)                                       0.43%                    N/A              0.32%                 0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2 (6)    0.55%                   0.25%             0.38%                 1.18%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                        0.45%                    N/A              0.02%                 0.47%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
Opportunities Series (7) (8)                          0.75%                    N/A              0.16%                 0.91%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging
Growth Series (7)                                     0.75%                    N/A              0.09%                 0.84%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global
Equity Series (7) (8)                                 1.00%                    N/A              0.21%                 1.21%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series (7) (8)       0.75%                    N/A              0.16%                 0.91%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with
Income Series (7)                                     0.75%                    N/A              0.13%                 0.88%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High
Income Series (7) (8)                                 0.75%                    N/A              0.16%                 0.91%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap
Growth Series (8)                                     0.75%                    N/A              0.15%                 0.90%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
Discovery Series (7) (8)                              0.90%                    N/A              0.17%                 1.07%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series (7)     0.75%                    N/A              0.15%                 0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (2) (9)      0.60%                   0.25%             0.19%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund (formerly
Templeton Asset Allocation Fund) --
Class 2 (2) (10)                                      0.60%                   0.25%             0.18%                 1.03%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(formerly Templeton Developing Markets Equity
Fund) -- Class 1 (11)                                 1.25%                    N/A              0.31%                 1.56%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly
Templeton Global Growth Fund) --
Class 2 (2) (12)                                      0.83%                   0.25%             0.05%                 1.13%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (formerly
Templeton International Fund) -- Class 2 (2) (13)     0.69%                   0.25%             0.19%                 1.13%
-----------------------------------------------------------------------------------------------------------------------------------

(1) These expenses are annualized. The Fund began operations on June 17, 1999.

(2) The Fund's Class 2 distribution plan or Rule 12b-1 Plan is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(3) The fund administration fee is paid indirectly through the management fee.

(4) On 2/8/00, a merger and reorganization was approved that combined the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(5) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                   MANAGEMENT                                 OTHER              TOTAL FUND
                                                      FEES              12b-1 FEES           EXPENSES         OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund            0.43%                 N/A                0.52%                  0.95%
-----------------------------------------------------------------------------------------------------------------------------------

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets, including Class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                   MANAGEMENT                                 OTHER              TOTAL FUND
                                                      FEES              12b-1 FEES           EXPENSES         OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
Series                                               0.75%                 N/A                0.15%                  0.90%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series     0.75%                 N/A                0.08%                  0.83%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series       1.00%                 N/A                0.15%                  1.15%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series              0.75%                 N/A                0.15%                  0.90%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series  0.75%                 N/A                0.12%                  0.87%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series         0.75%                 N/A                0.15%                  0.90%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series       0.90%                 N/A                0.15%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series        0.75%                 N/A                0.14%                  0.89%
-----------------------------------------------------------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' Other Expenses (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, Total Fund Operating Expenses would have been:

                                                   MANAGEMENT                                 OTHER              TOTAL FUND
                                                      FEES              12b-1 FEES           EXPENSES         OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
Series                                               0.75%                 N/A                0.27%                  1.02%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series       1.00%                 N/A                3.39%                  4.39%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series              0.75%                 N/A                0.71%                  1.46%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series         0.75%                 N/A                0.22%                  0.97%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series      0.75%                 N/A                0.46%                  1.21%
-----------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series       0.90%                 N/A                1.59%                  2.49%
-----------------------------------------------------------------------------------------------------------------------------------

(9) On 2/8/00, a merger and reorganization was approved that combined the Mutual Shares Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.

(11) On 2/8/00, shareholders approved a merger and reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
     Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(12) On 2/8/00, a merger and reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(13) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton International Securities Fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
     Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

The following will be added to the end of the Example that assumes the Optional Death Benefit is NOT selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
                      IF YOU SURRENDER YOUR               IF YOU ANNUITIZE YOUR                IF YOU DO NOT SURRENDER YOUR
                    CONTRACT AT THE END OF THE          CONTRACT AT THE END OF THE              CONTRACT, YOU WOULD PAY THE
                    APPLICABLE TIME PERIOD YOU          APPLICABLE TIME PERIOD YOU                FOLLOWING EXPENSES ON A
                     WOULD PAY THE FOLLOWING             WOULD PAY THE FOLLOWING                     $1,000 INVESTMENT,
                      EXPENSES ON A $1,000                 EXPENSES ON A $1,000                     ASSUMING A 5% ANNUAL
                    INVESTMENT, ASSUMING A 5%            INVESTMENT, ASSUMING A 5%                    RETURN ON ASSETS:
                     ANNUAL RETURN ON ASSETS:            ANNUAL RETURN ON ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
SUB-           1         3         5        10        1         3         5        10         1         3         5        10
ACCOUNT       YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS     YEARS      YEAR     YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid
Cap Growth     27        82       N/A       N/A       26        81       N/A       N/A        27        82       N/A       N/A
Series
-----------------------------------------------------------------------------------------------------------------------------------
Franklin
Technology     30        91       N/A       N/A       29        90       N/A       N/A        30        91       N/A       N/A
Securities
Fund
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that assumes the Optional Death Benefit is selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
                      IF YOU SURRENDER YOUR               IF YOU ANNUITIZE YOUR                IF YOU DO NOT SURRENDER YOUR
                    CONTRACT AT THE END OF THE          CONTRACT AT THE END OF THE              CONTRACT, YOU WOULD PAY THE
                    APPLICABLE TIME PERIOD YOU          APPLICABLE TIME PERIOD YOU                FOLLOWING EXPENSES ON A
                     WOULD PAY THE FOLLOWING             WOULD PAY THE FOLLOWING                     $1,000 INVESTMENT,
                      EXPENSES ON A $1,000                 EXPENSES ON A $1,000                     ASSUMING A 5% ANNUAL
                    INVESTMENT, ASSUMING A 5%            INVESTMENT, ASSUMING A 5%                    RETURN ON ASSETS:
                     ANNUAL RETURN ON ASSETS:            ANNUAL RETURN ON ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
SUB-           1         3         5        10        1         3         5        10         1         3         5        10
ACCOUNT       YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS     YEARS      YEAR     YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid
Cap Growth     28        87       N/A       N/A       28        86       N/A       N/A        28        87       N/A       N/A
Series
-----------------------------------------------------------------------------------------------------------------------------------
Franklin
Technology     31        95       N/A       N/A       31        95       N/A       N/A        31        95       N/A       N/A
Securities
Fund
-----------------------------------------------------------------------------------------------------------------------------------

The following is added as the last sentence of the first paragraph in the "Accumulation Unit Values" section:

There is no information for MFS Mid Cap Growth Series and Franklin Technology Securities Fund Sub-Accounts because as of December 31, 1999, the Sub-Accounts had not yet commenced operation.

The following is added to the "The Funds" section:

MFS-Registered Trademark- Mid Cap Growth Series-SM- is a series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management serves as the investment manager.

Franklin Technology Securities Fund is a series of the Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. serves as the investment manager.

The following are the investment goals:

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES-SM- -- Seeks long-term growth of capital.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation.

HV-2680
333-70153

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

    (a) All financial statements are included in Part A and Part B of the Registration Statement.

    (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

        (2)  Not applicable.

        (3)  (a) Form of Principal Underwriter Agreement.(2)

        (3)  (b) Form of Dealer Agreement.(3)

        (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

        (5)  Form of Application.(3)

        (6)  (a) Certificate of Incorporation of Hartford.(5)

        (6)  (b) Bylaws of Hartford.(3)

        (7)  Not applicable.

        (8)  Form of Fund Participation Agreement.

        (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

--------
(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-70153, dated April 13, 1999.

(2) Incorporated by reference to Post -Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-70153, filed on September 15, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on form N-4, File No. 33-73570, dated May 1, 1995.

(5) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 33-73570, dated April 14, 1997.

        (10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

        (11)  No financial statements are omitted.

        (12)  Not applicable.

        (13)  Not applicable.

        (14)  Not applicable.

        (15)  Copy of Power of Attorney.

        (16)  Organizational Chart.

Item 25. Directors and Officers of the Depositor

---------------------------------------------------------------------------------------
NAME                             POSITION WITH HARTFORD
---------------------------------------------------------------------------------------
David A. Carlson                 Vice President
---------------------------------------------------------------------------------------
Peter W. Cummins                 Senior Vice President
---------------------------------------------------------------------------------------
Bruce W. Ferris                  Vice President
---------------------------------------------------------------------------------------
Timothy M. Fitch                 Vice President and Actuary
---------------------------------------------------------------------------------------
Mary Jane B. Fortin              Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------
David T. Foy                     Senior Vice President, Chief Financial Officer and
                                 Treasurer, Director*
---------------------------------------------------------------------------------------
Lynda Godkin                     Senior Vice President, General Counsel and
                                 Corporate Secretary, Director*
---------------------------------------------------------------------------------------
Lois W. Grady                    Senior Vice President
---------------------------------------------------------------------------------------
Stephen T. Joyce                 Senior Vice President
---------------------------------------------------------------------------------------
Michael D. Keeler                Vice President
---------------------------------------------------------------------------------------
Robert A. Kerzner                Senior Vice President
---------------------------------------------------------------------------------------
Thomas M. Marra                  President, Director*
---------------------------------------------------------------------------------------
Deanne Osgood                    Vice President
---------------------------------------------------------------------------------------
Craig R. Raymond                 Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------
Lowndes A. Smith                 Chief Executive Officer, Director*
---------------------------------------------------------------------------------------
David M. Znamierowski            Senior Vice President and Chief Investment Officer,
                                 Director*
---------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Exhibit 16 is incorporated by reference to Post-Effective Amendment
         No. 1 to the Registration Statement File No. 333-70153, dated April 13, 1999.

Item 27. Number of Contract Owners

         As of July 31, 2000, there were 2,882 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
         Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account

         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

        (b) Directors and Officers of HSD

                                              Positions and Offices
                 Name                           With Underwriter
                 ----                         ---------------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         David T. Foy                     Treasurer
         Lynda Godkin                     Senior Vice President, General Counsel
                                          and Corporate Secretary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President
         Thomas M. Marra                  Executive Vice President, Director
         Paul E. Olson                    Supervising Registered Principal
         Lowndes A. Smith                 President and Chief Executive Officer,
                                          Director

            Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this

         Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 25th day of August, 2000.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
    (Registrant)

By:   Thomas M. Marra                       *By:  /s/ Marianne O'Doherty
    ----------------------------------          -------------------------------
      Thomas M. Marra, President*                 Marianne O'Doherty
                                                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
    (Depositor)

By:   Thomas M. Marra
    ----------------------------------
      Thomas M. Marra, President*


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,                         *By:  /s/ Marianne O'Doherty
     Director*                                          ------------------------
Lowndes A. Smith, Chief                                   Marianne O'Doherty
     Executive Officer, Director *                        Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                      Date: August 25, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX


(8)     Form of Fund Participation Agreement.

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)    Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)    Copy of Power of Attorney.

(16)    Organizational Chart.